SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
Short-term bank loans		Rp 8,705	Rp 4,043
Current maturities of long-term borrowings		13,409	6,296
Total current borrowings and current portion of non-current borrowings	$ 1,593	Rp 22,114	Rp 10,339